Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Costs of services	£ 10,597.5	£ 9,987.9	[1]	£ 10,825.1	[1]
General and administrative costs	974.6	4,293.0	[1]	1,113.1	[1]
Costs of services and general and administrative costs	11,572.1	14,280.9		11,938.2
Costs of services and general and administrative costs include:
Staff costs (note 5)	7,166.7	6,556.5		7,090.6
Establishment costs	529.0	638.5		672.9
Media pass-through costs	1,865.3	1,555.2		1,656.2
Other costs of services and general and administrative costs	2,011.1	5,530.7		2,518.5
Goodwill impairment (note 14)	1.8	2,822.9		47.7
Investment and other impairment (reversals)/charges	(42.4)	296.2		7.5
Restructuring and transformation costs	145.5	80.7		153.5
Restructuring costs in relation to Covid-19	29.9	232.5		0.0
Litigation settlement	21.3	25.6		(16.8)
Gain on sale of freehold property in New York	0.0	0.0		(7.9)
Amortisation and impairment of acquired intangible assets	97.8	89.1		121.5
Amortisation of other intangible assets	19.9	35.2		21.2
Depreciation of property, plant and equipment	151.2	174.8		185.5
Depreciation of right-of-use assets	272.9	331.9		301.6
(Gains)/losses on sale of property, plant and equipment	(1.3)	0.3		3.2
Gains (losses) on disposals of investments	(10.6)	7.8		40.4
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	(0.6)		(0.4)
Net foreign exchange losses	4.4	5.9		6.1
Short-term lease expense	18.0	36.7		83.8
Low-value lease expense	2.3	2.3		2.9
Other pass-through costs	538.6	685.6		£ 731.4
Disclosure Of Information About Operating Cost [line items]
Charge for the year	47.9	21.6
Impairment loss recognised other intangibles	£ 10.1	£ 0.0

[1]	Figures have been restated as described in the accounting policies.